Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Dec. 21, 2011
Registration Statement Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
Prospectus Date	rr_ProspectusDate	Dec. 01, 2011
Supplement Text Block	usaa_Supplementtextblock
USAA HIGH-YIELD OPPORTUNITIES FUND SHARES
USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES
USAA HIGH-YIELD OPPORTUNITIES FUND ADVISER SHARES
SUPPLEMENT DATED DECEMBER 1, 2011
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2011

Effective on or about January 29, 2012, the name of the USAA High-Yield Opportunities Fund will change to the “USAA High Income Fund,” and the requirement within the Fund's investment strategy to invest at least 80% of its assets in high-yield securities will be removed. The Fund's principal investment strategy found on page 3 and the first paragraph found on page 11 of the Fund's prospectus will be deleted and replaced with the following:

The Fund's principal investment strategy is to primarily invest the Fund's assets in high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, leveraged loans, or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities.